Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Taxation
Schedule of income tax expenses and benefits

	For the year ended December 31,
	2016			2017			2018
	Overseas	PRC		Overseas	PRC		Overseas	PRC
	entities	entities	Total	entities	entities	Total	entities	entities	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Income /(loss) before income tax expense	2,606	(515,768)	(513,162)	10,593	(587,062)	(576,469)	13,490	(426,304)	(412,814)
Current income tax expense	1,926	—	1,926	4,669	—	4,669	3,807	—	3,807
Deferred income tax benefit	(199)	(111)	(310)	(224)	(103)	(327)	176	(103)	73
Income tax expense/(benefit)	1,727	(111)	1,616	4,445	(103)	4,342	3,983	(103)	3,880

Schedule of combined effects of income tax exemption and reduction available to the Group

The combined effects of the income tax exemption and reduction available to the Group are as follows (in thousands, except per share data):

	Year Ended December 31,
	2016	2017	2018
Tax holiday effect	1,095	1,669	1,385
Basic and diluted loss per share effect	0.01	0.01	0.00

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	As of December 31,
	2016	2017	2018
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction	(0.31)%	(0.37)%	(0.78)%
Effect on tax holiday	0.21%	0.29%	0.34%
Changes in valuation allowance	(17.29)%	(12.86)%	(19.55)%
Permanent book-tax differences—non-deductible expenses	(7.92)%	(12.81)%	(5.95)%
Effective tax rate	(0.31)%	(0.75)%	(0.94)%

Schedule of significant components of deferred tax assets and deferred tax liabilities

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax assets
Tax loss carryforwards	162,281	222,733
Accruals and other liabilities	2,301	3,985
Advertising expenses carryforwards	60,668	79,256
Defined benefits liabilities	381	205
Total deferred tax assets	225,631	306,179
Less: Valuation allowance	(225,250)	(305,974)
Total deferred tax assets, net	381	205

RMB21,671,  RMB83,484,  RMB262,310,  RMB356,284 and RMB293,411 of the tax loss carryforwards will be expired in the year ended December 31, 2019, 2020, 2021, 2022 and 2023, respectively.

Significant components of the Group's deferred tax liabilities are as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Deferred tax liabilities
Intangible assets from business acquisitions	124	21
Total deferred tax liabilities	124	21

Schedule of movement of valuation allowance

	For the year ended December 31,
	2017	2018
	RMB	RMB
Balance at beginning of the year	(151,125)	(225,250)
Current period addition	(74,125)	(80,724)
Balance at end of the year	(225,250)	(305,974)